Columbia High Yield Municipal Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	4.000%	700,000	700,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	4.000%	1,000,000	1,000,000
Total			1,700,000
Total Floating Rate Notes (Cost $1,700,000)			1,700,000

Municipal Bonds 99.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.6%
Northern Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	20,725,000	2,792,053
Arizona 2.4%
Arizona Industrial Development Authority(d),(e)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	120,000
Series 2021A
07/01/2051	0.000%	500,000	20,000
Arizona Industrial Development Authority(d)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,407,783
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	3,226,843
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,088,223
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,503,221
Series 2018
02/15/2048	5.000%	1,000,000	1,002,558
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2044	4.250%	600,000	570,626
Maricopa County Industrial Development Authority(d)
Refunding Revenue Bonds
Sun Valley Academy Project
Series 2024A
07/01/2063	6.750%	1,000,000	1,052,829
Maricopa County Industrial Development Authority(d),(f)
Revenue Bonds
Commercial Metals Co.
Series 2022
10/15/2047	4.000%	1,000,000	903,742
Total			11,895,825
Arkansas 0.9%
Arkansas Development Finance Authority(f)
Revenue Bonds
Green Bonds - United States Steel Corp. Project
Series 2023
05/01/2053	5.700%	2,000,000	2,133,564
Arkansas Development Finance Authority(d),(f)
Revenue Bonds
Green Bonds-Hybar Steel Project
Series 2023
07/01/2048	6.875%	2,000,000	2,203,124
Total			4,336,688
California 5.7%
California County Tobacco Securitization Agency(c)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	5,000,000	984,137
California Infrastructure & Economic Development Bank(d),(f),(g)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 08/15/25)
01/01/2050	8.000%	6,000,000	6,057,425

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(d)
Revenue Bonds
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	2,000,000	2,114,481
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,690,678
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	4,965,000	4,209,561
CSCDA Community Improvement Authority(d)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	695,071
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	2,137,824
Golden State Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	14,275,000	1,660,225
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	919,135
Hastings Campus Housing Finance Authority(c),(d)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,391,205
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,478,193
Total			28,374,635
Colorado 9.0%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,500,000	2,237,728
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arista Metropolitan District
Limited General Obligation Refunding Bonds
Subordinated Series 2023B
12/15/2039	8.250%	1,000,000	1,040,313
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	940,485
Senior Limited General Obligation Bonds
Series 2020A
12/01/2040	5.000%	880,000	870,967
Colorado Bridge Enterprise(f)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,268,617
Colorado Educational & Cultural Facilities Authority(d)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2051	4.000%	715,000	567,133
07/01/2061	4.000%	1,225,000	923,760
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Christian Living Neighborhoods
Series 2021
01/01/2042	4.000%	1,000,000	895,875
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	3,025,436
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	3,954,678
Eagle Brook Meadows Metropolitan District No. 3(h)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,360,394
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	3,094,396
Lanterns Metropolitan District No. 2(h)
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,254,036
Peak Metropolitan District No. 3(c)
Limited General Obligation Bonds
Capital Appreciation
Series 2022
12/01/2052	0.000%	2,000,000	1,200,553
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prairie Center Metropolitan District No. 3
Limited General Obligation Bonds
Series 2024B
12/15/2046	5.875%	1,000,000	1,078,103
Limited General Obligation Refunding Bonds
Series 2024A
12/15/2046	5.875%	1,000,000	1,078,103
Rampart Range Metropolitan District No. 5
Revenue Bonds
Series 2021
12/01/2051	4.000%	2,500,000	2,050,456
RRC Metropolitan District No. 2(h)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,215,103
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	2,034,075
Senac South Metropolitan District No. 1(h)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.250%	3,000,000	2,712,835
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,229,660
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,131,638
Special Assessment Bonds
Special Improvement District No. 1
Series 2024
12/01/2043	5.625%	1,000,000	1,036,498
Waterfront at Foster Lake Metropolitan District No. 2(h)
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,957,053
Total			45,157,895
Connecticut 0.6%
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,668,195
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stamford Housing Authority(d),(h)
Revenue Bonds
The Dogwoods Project
BAN Series 2022
12/01/2027	11.000%	1,000,000	1,167,564
Total			2,835,759
District of Columbia 0.9%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	622,271
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	4,275,000	4,033,652
Total			4,655,923
Florida 9.3%
Capital Trust Agency, Inc.(d)
04/27/2021
07/01/2056	5.000%	4,000,000	3,894,094
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	238,271
01/01/2056	5.000%	1,000,000	987,452
Capital Trust Agency, Inc.(d),(e)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	340,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,136,000
Capital Trust Agency, Inc.(c),(d)
Subordinated
07/01/2061	0.000%	30,000,000	2,115,522
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	700,000	736,993
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,518,121

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	1,835,000	1,546,669
City of Tampa(c)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	443,077
County of Miami-Dade(c)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	4,883,167
County of Osceola Transportation(c)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	484,341
Series 2020A-2
10/01/2046	0.000%	3,175,000	1,074,068
Series 2020A-2 (AGM)
10/01/2051	0.000%	2,000,000	510,101
Florida Development Finance Corp.(d),(f),(g)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024 (Mandatory Put 07/15/28)
07/15/2032	12.000%	1,500,000	1,600,730
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,123,618
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	2,020,207
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,442,917
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	4,934,070
The Henry Project
Series 2024A1
06/01/2059	5.250%	1,000,000	1,021,340
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,755,006
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	3,457,727
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,520,757
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	1,225,000	1,207,151
Seminole County Industrial Development Authority(d)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	702,755
06/15/2056	4.000%	1,410,000	1,167,157
Village Community Development District No. 15(d)
Special Assessment Bonds
Series 2023
05/01/2054	5.250%	2,500,000	2,586,716
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,190
Total			46,733,217
Georgia 1.4%
Atlanta Development Authority (The)(d)
Tax Allocation Bonds
Westside Gulch Area Project
Series 2024A
04/01/2034	5.000%	2,250,000	2,296,482
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,500,491
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	3,033,656
Total			6,830,629
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.9%
Avimor Community Infrastructure District No. 1(d)
Special Assessment Bonds
Assessment Area Five
Series 2024
09/01/2053	5.875%	1,500,000	1,563,473
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	4,000,000	2,815,961
Total			4,379,434
Illinois 7.4%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,219,659
Chicago Board of Education
Unlimited General Obligation Bonds
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,001,919
Series 2012A
12/01/2042	5.000%	1,000,000	997,089
Series 2016B
12/01/2046	6.500%	1,500,000	1,555,358
Series 2018D
12/01/2046	5.000%	5,000,000	4,999,626
Series 2022A
12/01/2047	4.000%	6,000,000	5,280,187
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,358,141
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,001,632
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	547,000	547,530
Illinois Finance Authority(d)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	1,062,492
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	1,123,517
Metropolitan Pier & Exposition Authority(c)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,548,843
06/15/2038	0.000%	3,000,000	1,683,550
State of Illinois
Unlimited General Obligation Bonds
Series 2018A
05/01/2041	5.000%	3,910,000	4,046,281
Series 2020
05/01/2039	5.500%	570,000	625,989
05/01/2045	5.750%	750,000	822,280
Series 2022A
03/01/2047	5.500%	2,700,000	2,959,409
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	458,000	458,396
Total			37,291,898
Indiana 0.1%
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	500,000	552,512
Iowa 3.4%
Iowa Finance Authority(g)
Prerefunded 11/15/24 Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	1,890,493	1,898,492
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	1,500,000	1,742,399
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	3,253,435
Series 2023
05/15/2053	7.500%	2,000,000	2,261,731

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Tobacco Settlement Authority(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	7,776,000
Total			16,932,057
Kansas 0.8%
City of Overland Park(e)
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	1,920,000
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	2,215,000	2,207,742
Total			4,127,742
Kentucky 0.6%
City of Henderson(d),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,947,234
Louisiana 1.1%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	25,906
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	1,420,000	1,420,746
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,151,985
Total			5,598,637
Maryland 0.5%
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,287,848
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 1.5%
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,012,491
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,066,905
Merrimack College Student Housing Project
Series 2024
07/01/2054	5.000%	1,200,000	1,230,848
07/01/2060	5.000%	1,000,000	1,017,812
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,426,037
Total			7,754,093
Michigan 0.8%
Michigan Finance Authority(c)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	4,226,689
Minnesota 1.1%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	328,187
05/01/2051	5.000%	1,500,000	916,755
City of Deephaven(d)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,500,000	1,523,539
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	1,550,000	1,135,747
St. Cloud Housing & Redevelopment Authority(g)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,230,000	1,749,496
Total			5,653,724
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.1%
Kansas City Industrial Development Authority(d)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,600,000	1,482,717
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,300,967
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,915,418
Total			5,699,102
Nevada 1.1%
City of Reno(c),(d)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	12,500,000	1,780,161
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,518,976
Series 2018A
12/15/2048	5.000%	1,500,000	1,477,344
Total			5,776,481
New Hampshire 1.1%
New Hampshire Business Finance Authority(d)
Revenue Bonds
Tamarron Project
Series 2024
12/01/2035	5.250%	2,000,000	2,000,227
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,757,556
Total			5,757,783
New Jersey 1.3%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,000,000	1,075,245
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,160,181
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12
New Jersey Economic Development Authority(f)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,000,221
Passaic County Improvement Authority (The)
Revenue Bonds
Paterson Arts and Science Charter School Project
Series 2023
07/01/2053	5.375%	1,000,000	1,032,703
07/01/2058	5.500%	1,000,000	1,036,993
Total			6,305,355
New York 5.6%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,331,595
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	605,000	611,893
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	521,926
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,750,000	1,538,032
Jefferson County Industrial Development Agency(d),(e),(f),(i),(j)
Revenue Bonds
ReEnergy Black River LLC
Series 2019
01/01/2024	0.000%	1,085,643	0
Nassau County Tobacco Settlement Corp.(c)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,646,858

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	3,000,000	2,924,810
New York Transportation Development Corp.(f)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,333,035
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,404,925
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	1,300,000	1,355,798
Series 2024
06/30/2054	5.500%	1,880,000	2,015,125
06/30/2060	5.500%	1,400,000	1,491,178
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,000,000	1,077,254
Oneida Indian Nation of New York(d)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	700,000	770,000
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Crouse Health Hospital, Inc.
Series 2024
08/01/2054	5.375%	500,000	514,061
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,500,000	1,575,526
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	4,000,000	3,988,335
Total			28,100,351
North Carolina 0.9%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	1,000,000	964,385
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,273,647
North Carolina Turnpike Authority(c)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	850,262
North Carolina Turnpike Authority
Revenue Bonds
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,292,762
Total			4,381,056
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Series 2024C
07/01/2051	4.800%	1,000,000	1,012,491
Ohio 4.2%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	9,270,000	8,518,695
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	500,000	439,623
12/01/2049	5.125%	1,875,000	1,539,493
Hickory Chase Community Authority(d)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,320,000	1,238,406
Lake County Port & Economic Development Authority(d),(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	224,000
Ohio Air Quality Development Authority(d),(f)
Revenue Bonds
AMG Vanadium Project
Series 2019
07/01/2049	5.000%	1,500,000	1,483,905
Ohio Air Quality Development Authority(f)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	461,892
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	5,000,000	5,019,997
Port of Greater Cincinnati Development Authority
Tax Allocation Bonds
RBM Phase 3 Garage Project
Series 2024
12/01/2055	5.125%	1,000,000	1,005,698
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	1,000,000	1,099,759
Total			21,031,468
Oregon 0.3%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	941,682
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	745,000	722,818
Total			1,664,500
Pennsylvania 2.1%
Allentown Neighborhood Improvement Zone Development Authority(d)
Revenue Bonds
City Center Project
Subordinated Series 2022
05/01/2042	5.250%	2,900,000	2,917,785
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,750,042
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	1,000,575
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,441,698
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(g)
Refunding Revenue Bonds
PPL Energy Supply LLC Project
Series 2024 (Mandatory Put 06/01/27)
12/01/2037	5.250%	500,000	508,117
Pennsylvania Economic Development Financing Authority(d),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	1,048,437
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,663,518
Total			10,330,172
Puerto Rico 6.6%
Commonwealth of Puerto Rico(c),(k)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,902,414	1,857,545
Subordinated Series 2022
11/01/2043	0.000%	2,232,420	1,412,006
Commonwealth of Puerto Rico(k)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2033	4.000%	503,640	499,432
07/01/2035	4.000%	452,705	446,318
07/01/2037	4.000%	388,540	379,665
07/01/2041	4.000%	528,266	501,433
07/01/2046	4.000%	1,719,389	1,594,031
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(k)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,000,000	6,111,570
Puerto Rico Electric Power Authority(e),(k)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,075,000
Series 2010XX
07/01/2040	0.000%	8,500,000	4,568,750
Puerto Rico Sales Tax Financing Corp.(c),(k)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	41,000,000	13,748,961
Puerto Rico Sales Tax Financing Corp.(k)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	1,003,972
Total			33,198,683

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 2.5%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	1,000,000	1,087,181
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,023,357
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	655,132
05/01/2048	5.125%	1,500,000	1,293,145
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A
12/01/2047	4.000%	6,000,000	5,755,212
Total			12,814,027
Tennessee 0.5%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	3,750,000	2,556,590
Texas 6.4%
Angelina & Neches River Authority(d),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	2,250,000	1,539,172
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,731,097
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,435,018
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2059	4.875%	1,000,000	997,432
06/15/2064	5.000%	1,200,000	1,200,218
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,837,139
City of Houston Airport System(f)
Revenue Bonds
United Airlines, Inc. Terminal E Project
Series 2021A
07/01/2041	4.000%	1,000,000	967,851
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	1,850,000	1,790,442
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,540,795
Clifton Higher Education Finance Corp.(d),(l)
Revenue Bonds
Valor Education
Series 2024A
06/15/2044	5.750%	750,000	754,939
06/15/2054	6.000%	1,000,000	1,004,859
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	3,500,000	3,468,786
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	978,750
Series 2015A
07/01/2047	5.000%	1,000,000	978,750
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	621,177	387,885
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	912,800
Series 2016A-1
07/01/2046	0.000%	950,000	762,364
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	991,356
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	960,069
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,017,670
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	1,650,000
Texas Private Activity Bond Surface Transportation Corp.(f)
Revenue Bonds
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,258,942
Total			32,166,334
Utah 1.9%
Black Desert Public Infrastructure District(d)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	2,541,726
Downtown East Streetcar Sewer Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,000,000	1,979,284
Red Bridge Public Infrastructure District No. 1(d),(h)
Limited General Obligation Bonds
Subordinated Series 2021B
08/15/2051	7.375%	600,000	490,422
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,000,000	2,891,076
Utah Charter School Finance Authority(d)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,000,000	1,776,950
Total			9,679,458
Virginia 2.9%
City of Chesapeake Expressway Toll Road(g)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	4.875%	7,530,000	7,818,575
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2048	5.000%	735,000	732,109
07/01/2051	5.000%	1,200,000	1,182,824
James City County Economic Development Authority
Revenue Bonds
Williamsburg Landing
Series 2024A
12/01/2058	6.875%	1,500,000	1,660,920
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	3,000,000	3,000,341
Total			14,394,769
Washington 2.8%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,234,884
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,267,391
12/01/2045	6.250%	2,500,000	2,505,886
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	985,000	978,755
Washington State Housing Finance Commission(d)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,000,000	2,057,525
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	375,000	413,030
07/01/2059	6.250%	320,000	353,270
07/01/2063	6.375%	375,000	414,523
Revenue Bonds
Parkshore Juanita Bay Project
Series 2024
01/01/2053	5.750%	1,000,000	987,786
01/01/2059	5.875%	1,065,000	1,056,657
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,000,000	880,158
Total			14,149,865

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 8.6%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,515,807
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	3,925,744
Revenue Bonds
Series 2023A
07/01/2062	5.750%	2,493,598	2,672,640
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,264,165
Revenue Bonds
Astro Texas Land Projects
Series 2024
12/15/2028	5.500%	2,000,000	2,011,455
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	1,500,000	1,504,226
Candela Project
Series 2023
12/15/2029	6.125%	1,500,000	1,502,420
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,500,000	1,504,897
Promenade Apartments
Series 2024
02/01/2039	6.250%	1,000,000	1,039,152
Signorelli Projects
Series 2024
12/15/2032	5.375%	2,000,000	2,005,552
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	2,469,052
Public Finance Authority(c),(d)
Revenue Bonds
Lariat Project
Series 2023
09/01/2029	0.000%	2,000,000	1,413,878
Public Finance Authority(d),(l)
Revenue Bonds
Nolina & Sorella Projects
RAN Series 2024
12/15/2032	5.500%	1,490,000	1,485,596
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(f)
Revenue Bonds
Sky Harbour Capital LLC Aviation Facilities Project
Series 2021
07/01/2054	4.250%	3,000,000	2,497,844
Wisconsin Center District(c)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	3,285,513
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,638,479
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,599,485
Revenue Bonds
Dickson Hollow Phase II Project
Series 2024
10/01/2059	6.125%	1,400,000	1,445,277
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	1,130,000	1,234,283
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,941,809
Total			42,957,274
Total Municipal Bonds (Cost $544,396,094)			497,340,251

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.925%(m)	479,950	479,998
Total Money Market Funds (Cost $479,950)		479,998
Total Investments in Securities (Cost $546,576,044)		499,520,249
Other Assets & Liabilities, Net		2,429,906
Net Assets		$501,950,155
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments  (continued)
Columbia High Yield Municipal Fund, August 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of August 31, 2024.

(c)	Zero coupon bond.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $159,218,452, which represents 31.72% of total net assets.

(e)	Represents a security in default.
(f)	Income from this security may be subject to alternative minimum tax.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

(h)	Cash flow bond. Interest rate represents the stated coupon rate at August 31, 2024. Income on this security, if any, is derived from the cash flow of the issuer.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(j)	Valuation based on significant unobservable inputs.
(k)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2024, the total value of these securities amounted to $33,198,683, which represents 6.61% of total net assets.

(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at August 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
RAN	Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia High Yield Municipal Fund  | 2024

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